FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:    28-05741
                         --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth     Milwaukee, Wisconsin    4/27/2009
----------------------     --------------------    ---------
      (Signature)             (City, State)          (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          85

Form 13F Information Table Value Total:    $ 93,549 (thousands)

List of Other Included Managers:               None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                                 March 31, 2009

                                                                                               Voting Authority
                                                                                             --------------------
                                                      Value    Shares/ Sh/ Put/ Invstmt Othr
Name of Issuer               Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole     Shrd None
--------------------------   -------------- --------- -------- ------- --- ---- ------- ---- -------  ---- ------
3M CO.                       COM            88579Y101      700  14,086 SH       Sole           14,086
ABB LTD.                     SPONSORED ADR  000375204    2,664 191,126 SH       Sole          150,486      40,640
ABBOTT LABS                  COM            002824100    1,770  37,098 SH       Sole           36,928         170
AMAZON COM INC.              COM            023135106      397   5,400 SH       Sole            5,400
AMPHENOL CORP NEW            CL A           032095101    1,483  52,067 SH       Sole           36,067      16,000
AON CORP.                    COM            037389103    1,283  31,435 SH       Sole           25,945       5,490
APPLE COMPUTER INC.          COM            037833100    2,693  25,620 SH       Sole           20,370       5,250
AT&T INC.                    COM            00206R102      242   9,614 SH       Sole            9,521          93
BANCO SANTANDER CHILE NEW    SP ADR REP COM 05965X109      516  15,022 SH       Sole           13,772       1,250
BAXTER INTL INC.             COM            071813109    2,309  45,078 SH       Sole           34,853      10,225
BECTON DICKINSON & CO.       COM            075887109      376   5,590 SH       Sole            5,405         185
BERKSHIRE HATHAWAY INC.      CL B           084670207    1,627     577 SH       Sole              577
BHP BILLITON LTD.            SPONSORED ADR  088606108    3,005  67,383 SH       Sole           53,383      14,000
BMC SOFTWARE INC.            COM            055921100    1,989  60,284 SH       Sole           44,174      16,110
BP PLC                       SPONSORED ADR  055622104      865  21,574 SH       Sole           21,574
BRIGGS & STRATTON CORP.      COM            109043109      229  13,900 SH       Sole           13,900
BRISTOL MYERS SQUIBB         COM            110122108      301  13,726 SH       Sole           13,726
BURLINGTON NRTHN SANTA       COM            12189T104      804  13,362 SH       Sole           13,137         225
CAMERON INTL CORP.           COM            13342B105    1,772  80,801 SH       Sole           59,391      21,410
CAMPBELL SOUP CO.            COM            134429109      301  11,000 SH       Sole           11,000
CHEVRON CORP NEW             COM            166764100    1,679  24,965 SH       Sole           20,990       3,975
CHINA LIFE INS CO LTD.       SPON ADR REP H 16939P106    2,339  47,506 SH       Sole           36,736      10,770
CHINA MOBILE HONG KONG       SPONSORED ADR  16941M109    1,389  31,924 SH       Sole           21,954       9,970
CISCO SYS INC.               COM            17275R102      238  14,197 SH       Sole           13,497         700
CNOOC LTD.                   SPONSORED ADR  126132109    2,748  27,312 SH       Sole           20,497       6,815
COACH INC.                   COM            189754104      509  30,470 SH       Sole           30,470
COCA COLA CO.                COM            191216100      389   8,859 SH       Sole            8,614         245
COLGATE PALMOLIVE CO.        COM            194162103      944  16,000 SH       Sole           10,725       5,275
COMPANHIA VALE DO RIO        SPONSORED ADR  204412209      243  18,260 SH       Sole           17,120       1,140
CONOCOPHILLIPS               COM            20825C104      273   6,959 SH       Sole            6,959
DANAHER CORP DEL             COM            235851102    1,766  32,576 SH       Sole           22,831       9,745
DOMINION RES VA NEW          COM            25746U109      585  18,884 SH       Sole           18,884
DU PONT E I DE NEMOURS       COM            263534109      395  17,700 SH       Sole           17,700
EMERSON ELEC CO.             COM            291011104      378  13,215 SH       Sole           12,795         420
EXXON MOBIL CORP.            COM            30231G102    4,560  66,965 SH       Sole           66,965
FASTENAL CO.                 COM            311900104      522  16,224 SH       Sole           16,224
FISERV INC.                  COM            337738108    1,194  32,750 SH       Sole           32,750
FLUOR CORP NEW               COM            343412102    1,813  52,483 SH       Sole           41,363      11,120
GENERAL ELEC CO.             COM            369604103      155  15,350 SH       Sole           15,350
GENERAL MLS INC.             COM            370334104      220   4,405 SH       Sole            4,085         320
GILEAD SCIENCES INC.         COM            375558103    3,455  74,595 SH       Sole           58,005      16,590
GOOGLE INC.                  CL A           38259P508    2,035   5,847 SH       Sole            4,286       1,561
HEWLETT PACKARD CO.          COM            428236103    1,825  56,916 SH       Sole           49,191       7,725
INTEL CORP.                  COM            458140100      183  12,180 SH       Sole           12,180
INTERNATIONAL BUSINESS MACHS COM            459200101      755   7,797 SH       Sole            7,667         130
ISHARES TR                   DJ REGIONAL BK 464288778      164  10,453 SH       Sole            9,578         875
ISHARES TR                   RUSSELL1000GRW 464287614      208   5,940 SH       Sole            5,940
ISHARES TR                   S&P SMLCAP 600 464287804      325   8,935 SH       Sole            8,375         560
JOHNSON & JOHNSON            COM            478160104      720  13,694 SH       Sole           13,694
JOHNSON CTLS INC.            COM            478366107      176  14,650 SH       Sole           14,650
JPMORGAN CHASE & COMPANY     COM            46625H100    2,470  92,931 SH       Sole           68,646      24,285
KIMBERLY CLARK CORP.         COM            494368103    1,172  25,409 SH       Sole           25,409
KOHLS CORP.                  COM            500255104      529  12,490 SH       Sole           12,440          50
MANPOWER INC.                COM            56418H100      328  10,398 SH       Sole           10,398
MARSHALL & ILSLEY CP N       COM            571837103       96  17,006 SH       Sole           17,006
MCDONALDS CORP.              COM            580135101    3,180  58,277 SH       Sole           47,327      10,950
MEDCO HEALTH SOLUTIONS       COM            58405U102    1,008  24,377 SH       Sole           24,377
METAVANTE TECHNLG INC.       COM            591407101      267  13,366 SH       Sole           13,366
MICROSOFT CORP.              COM            594918104      299  16,300 SH       Sole           15,100       1,200
MONSANTO CO NEW              COM            61166W101    2,869  34,521 SH       Sole           26,921       7,600
NATIONAL OILWELL VARCO       COM            637071101    1,370  47,703 SH       Sole           41,793       5,910
NATIONAL PRESTO INDS.        COM            637215104      332   5,437 SH       Sole            5,437
NETFLIX INC.                 COM            64110L106      248   5,785 SH       Sole            5,420         365
NEWMONT MINING CORP.         COM            651639106      234   5,234 SH       Sole            5,234
NIKE INC.                    CL B           654106103    1,847  39,400 SH       Sole           28,000      11,400
NORTHERN TR CORP.            COM            665859104    1,373  22,955 SH       Sole           14,875       8,080
NOVO-NORDISK A S             ADR            670100205    3,886  81,001 SH       Sole           67,111      13,890
PEPSICO INC.                 COM            713448108    1,907  37,046 SH       Sole           36,916         130
PETROLEO BRASILEIRO SA       SPONSORED ADR  71654V408    1,829  60,018 SH       Sole           44,813      15,205
PHILIP MORRIS INTL INC.      COM            718172109      601  16,885 SH       Sole           16,885
PROCTER & GAMBLE CO.         COM            742718109    1,415  30,046 SH       Sole           29,554         492
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206    1,135  25,632 SH       Sole           25,632
SAP AKTIENGESELLSCHAFT       SPONSORED ADR  803054204    1,089  30,849 SH       Sole           26,569       4,280
SARA LEE CORP.               COM            803111103      268  33,197 SH       Sole           33,197
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605      157  17,810 SH       Sole           17,170         640
SNAP ON INC.                 COM            833034101      363  14,468 SH       Sole           14,468
SPDR SERIES TRUST            S&P BIOTECH    78464A870      228   4,745 SH       Sole            4,460         285
SPDR TR                      UNIT SER 1     78462F103      206   2,585 SH       Sole            2,585
SYNGENTA AG                  SPONSORED ADR  87160A100    1,956  48,775 SH       Sole           36,695      12,080
TEVA PHARMACEUTCL INDS.      ADR            881624209      257   5,700 SH       Sole            5,700
THERMO FISHER SCIENTIF       COM            883556102      263   7,375 SH       Sole            7,175         200
TRANSOCEAN LTD.              REG SHS        H8817H100    1,707  29,003 SH       Sole           21,022       7,981
US BANCORP DEL               COM NEW        902973304      361  24,734 SH       Sole           24,734
WALGREEN CO.                 COM            931422109      291  11,200 SH       Sole           11,200
WEATHERFORD INTL LTD.        REG            H27013103      497  44,899 SH       Sole           44,899
REPORT SUMMARY               85                         93,549